INVENTORIES, NET (Tables)	12 Months Ended
Sep. 30, 2014
Inventories

Inventories consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Books and other goods	708	968
Paper and other raw materials	102	121
Less: inventory provisions for slow-moving and obsolescence	(112)	(640)

	698	449